Exchangeable Senior Notes	12 Months Ended
Jun. 30, 2018
Borrowings [abstract]
Exchangeable Senior Notes
Exchangeable Senior Notes

2023 Exchangeable Senior Notes

In April 2018, Atlassian, Inc. a wholly owned subsidiary of the Company issued $850 million in aggregate principal amount of Notes due on May 1, 2023. In May, 2018, the initial purchasers of the Notes exercised their option to purchase an additional $150 million in aggregate principal amount of the Notes, bringing the total aggregate principal amount of the Notes to $1 billion. The Notes are senior, unsecured obligations of the Company, and are scheduled to mature on May 1, 2023, unless earlier exchanged, redeemed or repurchased. The Notes bear interest at a rate of 0.625% per year payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2018.

Under certain circumstances and during certain periods, the Notes may be exchanged at the option of the holders into cash. The initial exchange rate for the Notes is 12.2663 of the Company’s Class A ordinary shares per $1,000 principal amount of Notes (equivalent to an initial exchange price of approximately $81.52 per share) and will be subject to customary anti-dilution adjustments. The Notes may also be redeemed under certain circumstances.

In connection with the issuance of the Notes, the Company entered into privately negotiated capped call transactions with certain financial institutions. The capped call transactions are expected to generally offset cash payments due , limited by a capped price per share. The initial cap price of the capped call transactions is $114.42 per share and is subject to certain adjustments under the terms of the capped call transactions.

The net proceeds from the offering of the Notes were approximately $990.0 million, after deducting the initial purchasers’ discounts and commissions and estimated offering expenses. The Company used $87.7 million of the net proceeds of the offering to purchase the capped calls. The remaining net proceeds of the offering will be used for working capital and other general corporate purposes. The Company may also use a portion of the net proceeds to acquire complementary businesses, products, services or technologies.

Impact of Early Exchange Conditions

The Company assesses whether the stock price exchange condition is met at the end of each fiscal quarter. If one of the Notes’ early exchange conditions is met in any fiscal quarter, the Company would classify its net liability under the Notes as a current liability on the consolidated statements of financial position as of the end of that fiscal quarter. If none of the Notes’ early exchange conditions have been met in a future fiscal quarter prior to the one-year period immediately preceding the maturity date, the Company would classify its net liability under the Notes as a non-current liability on the consolidated statements of financial position as of the end of that fiscal quarter. If the note holders elect to convert their Notes prior to maturity, any unamortized discount and transaction fees will be expensed at the time of exchange. As of June 30, 2018, no events were triggered that require the reclassification of the Notes to a current liability.

As of June 30, 2018, the if-exchanged value of the Notes to the note holders was less than the principal amount of $1.0 billion. The fair value of the Notes was $1.033 billion as of June 30, 2018. The Notes currently trade at a premium to the if-exchanged value of the Notes.
Notes Embedded Exchange Derivative

The exchange feature of the Notes requires bifurcation from the Notes and is accounted for as a derivative liability. The fair value of the Notes’ embedded exchange derivative at the time of issuance was $177.9 million and was recorded as original debt discount for purposes of accounting for the debt component of the Notes. This discount is amortized as interest expense using the effective interest method over the term of the Notes. The Notes embedded exchange derivative is carried on the consolidated statements of financial position at its estimated fair value and is adjusted at the end of each reporting period, with unrealized gain or loss reflected in the consolidated statements of operations. The fair value was $202.6 million as of June 30, 2018.

Capped Call Transactions

The capped call transactions expire in May 2023 and must be settled in cash. The aggregate cost of the capped calls was $87.7 million. The capped call transactions are accounted for as derivative assets and are carried on the consolidated statements of financial position at their estimated fair value. The capped calls are adjusted to fair value each reporting period, with unrealized gain or loss reflected in the consolidated statements of operations. The fair value was $99.9 million as of June 30, 2018.

The classification of the Notes embedded exchange derivative liability and the capped calls asset as current or non-current on the consolidated statements of financial position corresponds with the classification of the Notes, is evaluated at each balance sheet date, and may change from time to time depending on whether the early exchange conditions are met.

The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2018 were as follow:

As of June 30, 2018
(U.S. $ in thousands)
Principal amount	$1,000,000
Unamortized debt discount	(172,464)
Unamortized issuance costs	(7,899)
Net liability	$819,637

The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2018 were as follow:

2018
(U.S. $ in thousands)
Effective interest rate	4.83%
Contractual interest expense	1,075
Amortization of debt discount	5,443